SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ESTIMATES (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Summary Of Significant Accounting Policies [Line Items]
Percentage of Amount Amortized of Ending Present Value of Future Insurance Profits, Year One			10.00%
Results of Operations, Impairment of Oil and Gas Properties		$ 505,000		$ 5,970,000	$ 24,500,000
Asset Retirement Obligation, Accretion Expense	$ 3,000	$ 5,000	$ 6,000	$ 9,000	10,000	$ 64,000
Deposits Assets, Current					$ 4,000	184,000
Description Of Sale Reserves			25% or more		25% or more
Restricted Cash and Investments, Noncurrent					$ 1,750,000
Deposits Assets, Noncurrent					$ 2,000,000	216,000
Percentage Of Discount Of Future Net Revenues					10.00%
Transfer Of Unevaluated Acreage To Evaluated Properties					$ 2,890,000	9,900,000
Transfer of Portfolio Loans and Leases to Held-for-sale						6,990,000
Additional Transfer Of Unevaluated Acreage To Evaluated Properties					2,900,000	2,910,000
Unamortized Deferred Financing Costs					220,000	60,000
Amortization of Deferred Charges					27,000	295,000
Depreciation					29,000	28,000
Asset Retirement Obligation	$ 993,000		$ 993,000		$ 208,000	$ 200,000
Shell Trading Us [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage					43.00%	63.00%
Pdc Energy [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage					26.00%	14.00%
Noble Energy [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage					21.00%	9.00%
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life					7 years
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life					1 year